Organization and Description of Business - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Cash	$ 22,305						$ 22,305		$ 40,566	$ 123
Accumulated deficit	102,738						102,738		71,743	31,408
Net loss	$ 11,405	$ 9,928	$ 9,662	$ 12,461	$ 8,650	$ 5,330	30,995	$ 26,441	40,335	6,387
Net cash used in operating activities							$ 22,593	$ 14,967	$ 30,818	$ 5,774